FEDERATED INTERNATIONAL SERIES INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 27, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INTERNATIONAL SERIES INC. (the “Registrant”)

Federated International Bond Fund

Class A Shares

Class B Shares

Class C Shares

1933 Act File No. 2-91776

1940 Act File No. 811-3984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2012, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 59 on January 27, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-8240.

Very truly yours,

/s/ Alicia G. Powell

Alicia G. Powell

Assistant Secretary